Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2013	2014	2015
A	—	13%	13%
B	11%	—	—